Employee Benefits - Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [abstract]
Equity instruments	₩ 14,507	₩ 6,867
Debt instruments	404,311	529,313
Deposits	2,268,197	2,155,063
Others	275,327	211,471
Fair value of plan assets	₩ 2,962,342	₩ 2,902,714